Property and Equipment (Components of Property and Equipment and Total Accumulated Depreciation) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 29,430	$ 28,447
Less accumulated depreciation	(11,784)	(10,477)
Property and equipment, net	17,646	17,970	$ 17,971
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,267	4,145
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,950	14,668
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,213	$ 9,634